ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	1 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2023 CNY (¥) shares	Feb. 21, 2024
Stock issued during the period, shares | shares				10,000
Stock issued during the period, value | ¥
Common Stock [Member]
Stock issued during the period, value | ¥				¥ 7
Common Stock [Member] | Common Class A [Member]
Stock issued during the period, shares | shares	1,437,500
Stock issued during the period, value | ¥	¥ 3,700,000
Julong Online (Beijing) Technology Development Co., Ltd. [Member]
Business combination, consideration transferred | $		$ 83,490
Business combination, voting equity interest acquired percentage		100.00%	100.00%
Julong Online (Beijing) Technology Development Co., Ltd. [Member] | Shareholder [Member]
Business combination, voting equity interest acquired percentage		1.00%	1.00%
Beijing Junxinyuan Technology Development Co. Ltd. [Member]
Business combination, consideration transferred | ¥			¥ 59,098,500
Business combination, voting equity interest acquired percentage		99.00%	99.00%
Liyun Holding Limited [Member]
Business combination, voting equity interest acquired percentage		100.00%	100.00%
Hong Kong Qinan Holding Limited [Member]
Business combination, voting equity interest acquired percentage		100.00%	100.00%
Business combination, shares issued | shares		11,132	11,132
Datongyi Holding Limited Member]
Business combination, shares issued | shares		20,000,000	20,000,000
Qiren Holding Limited [Member]
Business combination, voting equity interest acquired percentage		96.00%	96.00%
Jiangshan BVI [Member]
Equity interest percentage		100.00%	100.00%
HK Changfeng [Member]
Equity interest percentage		100.00%	100.00%
Liyun Holding Limited [Member]
Equity interest percentage					100.00%
Hong Kong Qinan Holding Limited [Member]
Equity interest percentage					100.00%